Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000213732
Shareholder Report [Line Items]
Fund Name	HCM Defender 100 Index ETF
Trading Symbol	QQH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-100/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 680,464,425
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 2,493,199
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$680,464,425 Number of Portfolio Holdings94 Advisory Fee $2,493,199 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.1%
Exchange-Traded Funds	18.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Energy	0.2%
Materials	0.8%
Utilities	0.8%
Industrials	1.4%
Health Care	3.0%
Consumer Staples	4.7%
Consumer Discretionary	10.9%
Communications	15.4%
Equity	19.0%
Technology	43.8%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	18.9%
NVIDIA Corporation	9.0%
Apple, Inc.	8.0%
Microsoft Corporation	7.0%
Meta Platforms, Inc., Class A	4.7%
Tesla, Inc.	4.6%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.3%
Netflix, Inc.	3.4%
Costco Wholesale Corporation	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000213733
Shareholder Report [Line Items]
Fund Name	HCM Defender 500 Index ETF
Trading Symbol	LGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	https://howardcmfunds.com/fund/hcm-defender-500/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[2]
AssetsNet	$ 579,639,772
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 2,119,528
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$579,639,772 Number of Portfolio Holdings416 Advisory Fee $2,119,528 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.9%
Exchange-Traded Funds	19.1%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	1.1%
Materials	1.2%
Utilities	1.4%
Energy	2.2%
Consumer Staples	3.4%
Industrials	5.1%
Health Care	7.8%
Financials	7.8%
Consumer Discretionary	8.3%
Communications	9.9%
Equity	19.1%
Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.1%
NVIDIA Corporation	7.6%
Apple, Inc.	6.8%
Microsoft Corporation	6.2%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.3%
Alphabet, Inc., Class A	2.3%
Tesla, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized
[2]	Annualized